UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, February 12, 2002

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  $284,782

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Acuity Brands Inc                    COM   00508Y102   2507     207200   SH         SOLE        14000       193200
Amli Residential                     COM   001735109   5524     219025   SH         SOLE        14400       204625
Berkshire Hathaway Inc Del Cl B      COM   084670207  19662       7787   SH         SOLE          323         7464
Block H & R Inc                      COM   093671105  13511     302250   SH         SOLE            0       302250
Carecentric Inc                      COM   14166Y106     30      50342   SH         SOLE         1926        48416
Cathay Bancorp Inc                   COM   149150104  11484     179302   SH         SOLE         9100       170202
Cendant Corp                         COM   151313103  22383    1141400   SH         SOLE        47000      1094400
Chateau Cmntys Inc                   COM   161726104  16190     541464   SH         SOLE        15900       525564
Cooper Inds Inc                      COM   216669101  11399     326425   SH         SOLE        13800       312625
CVS Corp		             COM   126650100  17723     598750   SH         SOLE        25700       573050
Dentsply Intl Inc New                COM   249030107  17934     357250   SH         SOLE        15800       341450
Devon Energy                         COM   25179M103   7444     192600   SH         SOLE         9100       183500
Dover Downs Entmt Inc                COM   260086103   3103     202800   SH         SOLE         9000       193800
Equity Office Properties Trust       COM   294741103  15220     506000   SH         SOLE        23500       482500
Federal Home Ln Mtg Corp             COM   313400301   7537     115250   SH         SOLE         4700       110550
G & K Svcs Inc                       COM   361268105    567      17550   SH         SOLE            0        17550
GBC Bancorp Calif                    COM   361475106   8223     278750   SH         SOLE        12100       266650
Hanmi Finl Corp                      COM   410495105  12810     883461   SH         SOLE        26571       856890
International Speedway Corp Cl A     COM   460335201   8254     211089   SH         SOLE         6700       204389
Littelfuse Inc                       COM   537008104   9318     355100   SH         SOLE         7400       347700
Mercury General Corp New             COM   589400100  20570     471143   SH         SOLE        23200       447943
Mestek Inc                           COM   590829107   6921     292647   SH         SOLE        11300       281347
National Golf Pptys Inc              COM   63623G109   4406     496725   SH         SOLE        20150       476575
National Svc Inds Inc		     COM   637657206    402     199200   SH         SOLE        14000       185200
Post Pptys Inc                       COM   737464107   6200     174587   SH         SOLE        10700       163887
Prima Energy Corp	             COM   741901201    974      44800   SH         SOLE            0        44800
Silicon Vy Bancshares                COM   827064106    540      20200   SH         SOLE            0        20200
Speedway Motorsports Inc             COM   847788106   3606     142650   SH         SOLE        13100       129550
Sun Communities Inc                  COM   866674104   8236     221110   SH         SOLE        11700       209410
Viad Corp                            COM   92552R109  10875     459250   SH         SOLE        19000       440250
Washington Post Co                   COM   939640108  11228      21185   SH         SOLE          925        20260